UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 900 Third Avenue
         Suite 200
         New York, NY  10022

13F File Number:  028-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

 /s/    Samuel Jed Rubin     New York, NY/USA     August 15, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    13

Form 13F Information Table Value Total:    $424,707 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALCOA INC                      COM              013817101    30451  1920000 SH  PUT  SOLE                  1920000        0        0
BANCO SANTANDER BRASIL S A     ADS REP 1 UNIT   05967A107    13361  1141000 SH       SOLE                  1141000        0        0
CHARTER COMMUNICATIONS INC D   CL A NEW         16117M305    27826   512834 SH       SOLE                   512834        0        0
CIT GROUP INC                  COM NEW          125581801     9653   218094 SH       SOLE                   218094        0        0
DIME CMNTY BANCSHARES          COM              253922108     3689   253710 SH       SOLE                   253710        0        0
GRAN TIERRA ENERGY INC         COM              38500T101   102940 15622494 SH       SOLE                 15622494        0        0
PETROBRAS ARGENTINA S A        SPONS ADR        71646J109     1063    54877 SH       SOLE                    54877        0        0
SCRIPPS NETWORKS INTERACT IN   CL A COM         811065101    11038   225815 SH       SOLE                   225815        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107   186881  1280000 SH  PUT  SOLE                  1280000        0        0
SPDR SERIES TRUST              S&P RETAIL ETF   78464A714    27758   520000 SH  PUT  SOLE                   520000        0        0
SYNOVUS FINL CORP              COM              87161C105     1976   949932 SH       SOLE                   949932        0        0
TRANSATLANTIC HLDGS INC        COM              893521104     6919   141183 SH       SOLE                   141183        0        0
TRANSPORTADORA DE GAS SUR      SPON ADR B       893870204     1152   302262 SH       SOLE                   302262        0        0